DEFERRED AND CONTINGENT CONSIDERATION	12 Months Ended
Dec. 31, 2021
DEFERRED AND CONTINGENT CONSIDERATION
DEFERRED AND CONTINGENT CONSIDERATION
12	DEFERRED AND CONTINGENT CONSIDERATION

The Company completed the acquisition of Oryx Gaming International LLC together with its subsidiaries on December 20, 2018. The vendor is now part of the Company’s key management, though was not at the time of the acquisition. Deferred and contingent consideration on December 31, 2020, related to cash earnout payments due in relation to the Oryx acquisition.

The Company completed the acquisition of Wild Streak LLC effective on June 2, 2021. The Company agreed a cash payment of USD 75 (EUR 62) to the vendor in relation to working capital provided prior to completion to be settled on or about the sixtieth day following closing of the transaction. This amount was subsequently settled with the vendor on September 3, 2021.

12	DEFERRED AND CONTINGENT CONSIDERATION (CONTINUED)

The following is a continuity of the Company’s deferred and contingent consideration:

Balance as at January 1, 2020	23,732
Cash paid on settlement of deferred and contingent consideration	(527)
Accretion expense	1,037
Shares to be issued	(22,000)
Loss on remeasurement of deferred and contingent consideration	9,276
Effect of movements in exchange rates	3
Balance as at December 31, 2020	11,521

Deferred consideration payable upon business combination (Note 5)	62
Cash paid on settlement of deferred and contingent consideration	(11,583)

Balance as at December 31, 2021	—

In the year ended December 31, 2021, EUR nil (year ended December 2020 EUR 9,276) of loss on remeasurement of deferred and contingent consideration and EUR nil (year ended December 31, 2020: EUR 1,037) of accretion expense was recognized in the consolidated statements of loss and comprehensive loss.

Deferred and contingent consideration is disclosed in the consolidated statements of financial position as follows:

	As at	As at
	December 31,	December 31,
	2021	2020
Deferred and Contingent Consideration	—	11,521

All contingent liabilities in relation to the acquisition of Oryx were settled in full to the Oryx vendor on January 18, 2021, following shareholder approval on November 27, 2020. On January 18, 2021, the Company satisfied its earn-out obligations to K.A.V.O. Holdings Limited via a combination of cash and Common Shares (Note 7) of the Company. Cash paid totalled EUR 11,598, of which EUR 11,521 fully settled deferred and contingent consideration payable, EUR 52 settled interest payable and EUR 25 settled legal fees.